ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3.     ACQUISITIONS

To expand its market share during 2009 and 2010, China Finance Online made a number of acquisitions of businesses. Each acquisition has been recorded using the acquisition method of accounting, and accordingly the acquired assets and liabilities were recorded at their fair values on the dates of acquisitions and the results of their operations have been included in the Group’s results of operations since the dates of their acquisitions.

(a)	Acquisition of CFO Chuangying

On January 9, 2009, CFO Software, one subsidiary of the Company, entered into a series of contractual arrangements with CFO Chuangying, which is a CSRC licensed securities investment advisory firm. As a result of the contractual arrangements, the Group became the primary beneficiary of CFO Chuangying. (see Note 1). For the acquisition, the total cash consideration was $585,112, of which, $563,145 was paid in 2009 and the remaining consideration of $21,967 was paid in 2010. The purchase price was allocated to assets acquired and liabilities assumed as of the acquisition day as follows and the goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	$549,758	15 years

Total assets acquired	549,758
Deferred tax liabilities	(137,440)

Total net assets	412,318
Goodwill	172,794

Total	585,112

(b)	Acquisition of CFO Securities Consulting

On November 5, 2009, CFO Chongzhi, one VIE of the Group acquired 80% of the equity interest of CFO Securities Consulting, which is a CSRC licensed securities investment advisory firm. For the acquisition, the total cash consideration was $1,328,040, of which, $1,260,672 was paid in 2009 and the remaining consideration of $67,368 was paid in 2010. Following an independent valuation performed by American Appraisal China Limited, the Group allocated the purchase price to assets acquired and liabilities assumed as of the acquisition day as follows and the goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$8,282
Other account receivables	222,317
Acquired intangible assets:
Trademark	350,191	15 years
Securities consulting license	900,596	15 years

Total assets acquired	1,481,386
Deferred tax liabilities	(312,697)
Noncontrolling interest	(261,660)

Total net assets	907,029
Goodwill	421,011

Total	1,328,040

On November 9, 2010, CFO Chongzhi contributed additional capital of $3,762,227 (equivalent to RMB25,000,000) in CFO Securities Consulting, consequently, the Group’s beneficial interest in CFO Securities Consulting increased from 80% to 92.5%. On November 17, 2010 and December 20, 2010 CFO Chongzhi acquired the remaining 5% and 2.5% equity interest in CFO Securities Consulting for total cash consideration of $383,126. The difference of $377,893 between the carrying value of noncontrolling interest and the total cash consideration was recorded as additional paid-in capital on the consolidated balance sheet. Since then, the Group became the 100% beneficiary of CFO Securities Consulting.

The Net income attributable to China Finance Online Co. Limited and transfers from the noncontrolling interest as of December 31, 2010 is as below:

2010
Net income attributable to China Finance Online Co. Limited	$1,960,122
Transfers from the noncontrolling interest
Decrease in China Finance Online Co. Limited’s paid-in capital for purchase of CFO Securities Consulting’s common shares	(377,893)

Net income attributable to China Finance Online Co. Limited and transfers from the noncontrolling interest	1,582,229

The following summarized unaudited pro forma results of operations for the years ended December 31, 2009 assuming that all significant acquisitions during the year ended December 31, 2009 occurred as of January 1, 2009. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2009, nor is it indicative of future operating results.

For the year
ended December 31,
2009
(unaudited)
Revenues	$53,605,878
Net income (loss) attributable to China Finance Online Co., Limited	$(6,318,295)

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.06)

- diluted	$(0.06)

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of American Appraisal, an independent valuation firm, using discounted cash flow techniques, and these assets were classified as Level 3 assets because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible assets.